Retirement benefit plans - Present value of the gross obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	€ (157)	€ (119)	€ (44)
Reclassification - Belgian contribution plans			1,064
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	5,308	3,757	2,865
Current service cost	863	649	194
Actual taxes on contributions paid	(87)	(48)
Interest cost	87	82	50
Benefits paid	(157)	(119)	(44)
Reclassification - Belgian contribution plans			1,064
Actuarial gains (-) or losses due to experience adjustments	(100)	500	(27)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	222	432	(99)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)		56	(247)
Closing balance	€ 6,136	€ 5,308	€ 3,757